Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 31,414.67
Total Fee Amount	31,414.67
Total Transaction Valuation	227,477,713.66
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A